Cash, Cash Equivalents and Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Performance Bonds | Restricted Cash
Cash and Cash Equivalents [Line Items]
Escrow Deposit	$ 313	$ 313